Accounts receivable (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 15,523,390	$ 36,308,109
Less: Allowance for uncollectable accounts	(1,481,779)	(1,486,291)
Accounts receivable, net	$ 14,041,611	$ 34,821,818